CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND TIME DEPOSITS
Restricted cash		¥ 2,165,288		¥ 2,168,192
Cash and cash equivalents	$ 2,782,438	19,130,652	$ 4,048,559	27,835,866	¥ 23,848,344	¥ 20,779,604
Total cash and cash equivalents, and cash and cash equivalents restricted		¥ 21,295,940		¥ 30,004,058